245 Summer Street	Fidelity® Investments
Boston, MA 02210

February 20, 2025

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:   File Room

Re:	Fidelity Securities Fund (the trust):
Fidelity Dividend Growth Fund Fidelity Blue Chip Value Fund (the funds)
File No. 333-284159

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Nicole Macarchuk
Nicole Macarchuk
Secretary of the Trust